TRANSACTIONS AND BALANCES WITH RELATED PARTIES: (Details) - Related Parties [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key management compensation expenses:
Salaries and short-term employee benefits	$ 1,125	$ 628	$ 430
Long term employment benefits	45	43	30
Share-based compensation expenses	726	290	84
Key management personnel compensation expenses	$ 1,896	$ 961	$ 544